Document and Entity Information Document	9 Months Ended
Sep. 30, 2017
Document Information [Line Items]
Entity Registrant Name	MPM Holdings Inc.
Entity Central Index Key	0001624826
Document Period End Date	Sep. 30, 2017
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Amendment Flag	false
Trading Symbol	MPMH